Short-term Borrowings and Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Borrowings and Long-term Borrowings
Schedule of short-term and long-term borrowings

Short‑term and long-term borrowings consist of the following:

	Maturity	Principal	Interest Rate	As of December 31,
	Date	Amount	Per Annum	2019	2020
Secured borrowing(1)	December 31, 2020	94,550	5.7000%	95,022	—
Unsecured bank loan(2)	October 7, 2020	30,000	5.6550%	30,000	—
Secured note payable (3)	February 11, 2020	108,737	5.5163%	113,935	—
Total short-term borrowings				238,957	—

	Maturity	Principal	Interest Rate	As of December 31,
	Date	Amount	Per Annum	2019	2020
Secured borrowing (1)	December 31, 2022	94,550	6.1750%	—	98,717
Unsecured corporate loan (4)	June 30, 2022	401,073	6.1750%	—	412,921
Total long-term borrowings				—	511,638
(1)

As the transaction in relation to Changzhou Production Base II did not qualify the sales accounting, the consideration received excluding the related taxes was treated as a secured borrowing and recorded as a short-term borrowing as of December 31,2019. In June 2020, the Group entered into a series of supplemental agreements with the lessor. Pursuant to the supplemental agreements, the maturity date of the borrowing was extended to December 31, 2022. As a result, the borrowing was recorded as a long-term borrowing as of December 31, 2020.

(2)

On October 12, 2019, Beijing CHJ entered into a loan agreement with commercial bank A, with the amount of RMB30,000, which is repayable within one year. The interest rate for the outstanding borrowing was 5.6550%. The Group repaid the bank loan in the second quarter of 2020.

(3)

In February 2019, Leading Ideal HK pledged a deposit with the amount of US$18,000  (RMB114,700) and the same maturity date to secure the repayment of the note. The Company repaid the note with the amount of RMB114,700 in February 2020, and the deposit of US$18,000  (RMB114,700) pledged was released accordingly.

(4)

Pursuant to the supplemental agreements of the convertible loan in June 2020 (Note 16), the conversion right in relation to convert the outstanding principal of the convertible loan into equity interest of Beijing CHJ was waived. In addition, the maturity date of the convertible loan was extended to June 30, 2022. As a result, the convertible loan was extinguished, and a new loan was recorded as a long-term borrowing as of December 31, 2020.